December 31, 2002	• •	Pacific Select Fund Separate Account A of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	F-2

SEPARATE ACCOUNT A

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$477,061

Aggressive Growth Portfolio		$38,545

Emerging Markets Portfolio			$96,548

Diversified Research Portfolio				$172,522

Small-Cap Equity Portfolio					$172,669

International Large-Cap Portfolio						$387,379

I-Net Tollkeeper Portfolio							$34,689

Financial Services Portfolio								$54,329

Health Sciences Portfolio									$63,164

Receivables:

Due from Pacific Life Insurance Company	1,048	—	390	262	—	651	—	—	—

Fund shares redeemed	—	8	—	—	248	—	55	395	433

Total Assets	478,109	38,553	96,938	172,784	172,917	388,030	34,744	54,724	63,597

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	8	—	—	248	—	55	395	433

Fund shares purchased	1,048	—	390	262	—	651	—	—	—

Other	26	2	6	9	9	18	2	4	4

Total Liabilities	1,074	10	396	271	257	669	57	399	437

NET ASSETS	$477,035	$38,543	$96,542	$172,513	$172,660	$387,361	$34,687	$54,325	$63,160

Shares Owned in each Portfolio	79,258	6,186	16,292	21,408	13,061	74,617	12,602	6,896	8,922

Cost of Investments	$632,294	$44,486	$97,273	$211,013	$215,094	$381,948	$47,292	$60,493	$74,477

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002
(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

ASSETS

Investments:

Technology Portfolio	$34,308

Telecommunications Portfolio		$13,089

Multi-Strategy Portfolio			$295,669

Large-Cap Core Portfolio (1)				$408,241

Strategic Value Portfolio					$64,301

Growth LT Portfolio						$859,606

Focused 30 Portfolio							$31,968

Mid-Cap Value Portfolio								$554,927

International Value Portfolio									$609,286

Receivables:

Due from Pacific Life Insurance Company	154	—	—	—	841	76	—	—	589

Fund shares redeemed	—	34	686	81	—	—	1	123	—

Other	—	—	—	—	—	—	—	—	27

Total Assets	34,462	13,123	296,355	408,322	65,142	859,682	31,969	555,050	609,902

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	34	686	81	—	—	1	123	—

Fund shares purchased	154	—	—	—	841	76	—	—	589

Other	2	1	17	27	3	50	1	33	—

Total Liabilities	156	35	703	108	844	126	2	156	589

NET ASSETS	$34,306	$13,088	$295,652	$408,214	$64,298	$859,556	$31,967	$554,894	$609,313

Shares Owned in each Portfolio	10,826	4,645	23,697	27,411	9,426	65,719	6,371	48,724	59,315

Cost of Investments	$48,668	$17,012	$359,942	$631,328	$78,359	$1,580,262	$43,224	$583,686	$586,264

(1)	Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002
(In thousands)

	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

ASSETS

Investments:

Capital Opportunities Portfolio	$118,611

Mid-Cap Growth Portfolio		$75,948

Global Growth Portfolio			$22,882

Equity Index Portfolio				$731,730

Small-Cap Index Portfolio					$224,689

Real Estate Portfolio (1)						$223,709

Inflation Managed Portfolio							$969,089

Managed Bond Portfolio								$1,807,665

Money Market Portfolio									$1,128,453

Receivables:

Due from Pacific Life Insurance Company	—	483	5	32	352	160	2,856	3,728	—

Fund shares redeemed	828	—	—	—	—	—	—	—	6,179

Other	—	—	2	—	—	—	—	—	—

Total Assets	119,439	76,431	22,889	731,762	225,041	223,869	971,945	1,811,393	1,134,632

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	828	—	—	—	—	—	—	—	6,179

Fund shares purchased	—	483	5	32	352	160	2,856	3,728	—

Other	7	5	—	46	11	12	64	126	159

Total Liabilities	835	488	5	78	363	172	2,920	3,854	6,338

NET ASSETS	$118,604	$75,943	$22,884	$731,684	$224,678	$223,697	$969,025	$1,807,539	$1,128,294

Shares Owned in each Portfolio	19,238	17,659	3,342	35,001	27,881	18,514	80,372	155,959	111,854

Cost of Investments	$159,237	$119,451	$23,481	$979,024	$269,890	$215,486	$874,158	$1,695,331	$1,127,406

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$356,932

Equity Income Portfolio		$91,367

Research Portfolio			$5,290

Equity Portfolio				$247,657

Aggressive Equity Portfolio					$156,388

Large-Cap Value Portfolio						$804,122

Prudential Jennison Portfolio (II)							$410

Value Portfolio (II)								$590

SP Jennison International Growth Portfolio (II)									$363

SP Prudential U.S. Emerging Growth Portfolio (II)										$180

Receivables:

Due from Pacific Life Insurance Company	5,055	—	13	—	—	800	—	—	—	—

Fund shares redeemed	—	606	—	18	263	—	—	—	—	—

Other	18	—	—	—	—	—	—	—	—	—

Total Assets	362,005	91,973	5,303	247,675	156,651	804,922	410	590	363	180

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	606	—	18	263	—	—	—	—	—

Fund shares purchased	5,055	—	13	—	—	800	—	—	—	—

Other	—	5	—	15	9	43	—	—	—	—

Total Liabilities	5,055	611	13	33	272	843	—	—	—	—

NET ASSETS	$356,950	$91,362	$5,290	$247,642	$156,379	$804,079	$410	$590	$363	$180

Shares Owned in each Portfolio	56,804	10,661	673	17,620	22,760	89,889	32	43	87	39

Cost of Investments	$366,465	$99,681	$5,354	$400,034	$200,206	$1,013,415	$390	$728	$359	$241

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INVESTMENT INCOME

Dividends	$578	$—	$520	$505	$1,100	$3,495	$—	$149	$—

Total Investment Income	578	—	520	505	1,100	3,495	—	149	—

EXPENSES

Mortality and expense risk fees and administrative fees	6,314	759	1,463	2,532	3,093	5,418	573	878	1,046

Charges for Stepped-Up death benefit rider	126	19	26	67	74	106	12	21	24

Charges for Premier death benefit rider	155	22	32	74	84	130	22	31	41

Total Expenses	6,595	800	1,521	2,673	3,251	5,654	607	930	1,111

Net Investment Loss	(6,017)	(800)	(1,001)	(2,168)	(2,151)	(2,159)	(607)	(781)	(1,111)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(17,275)	(9,693)	(9,567)	(14,130)	(37,046)	(88,592)	(48,945)	(5,431)	(5,269)

Net unrealized appreciation (depreciation) on investments	(115,739)	(827)	5,343	(39,873)	(27,129)	23,495	26,392	(5,804)	(13,943)

Net Realized and Unrealized Loss on Investments	(133,014)	(10,520)	(4,224)	(54,003)	(64,175)	(65,097)	(22,553)	(11,235)	(19,212)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($139,031)	($11,320)	($5,225)	($56,171)	($66,326)	($67,256)	($23,160)	($12,016)	($20,323)

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INVESTMENT INCOME

Dividends	$—	$1	$10,484	$3,751	$74	$10,283	$65	$41,808	$6,312

Total Investment Income	—	1	10,484	3,751	74	10,283	65	41,808	6,312

EXPENSES

Mortality and expense risk fees and administrative fees	505	170	4,795	7,609	1,062	14,407	584	8,787	8,704

Charges for Stepped-Up death benefit rider	12	4	96	154	27	303	16	185	140

Charges for Premier death benefit rider	18	6	87	165	32	315	16	231	178

Total Expenses	535	180	4,978	7,928	1,121	15,025	616	9,203	9,022

Net Investment Income (Loss)	(535)	(179)	5,506	(4,177)	(1,047)	(4,742)	(551)	32,605	(2,710)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(10,257)	(7,308)	(23,614)	(80,233)	(11,315)	(341,052)	(8,517)	(29,962)	(121,370)

Net unrealized appreciation (depreciation) on investments	(12,438)	(346)	(37,742)	(114,208)	(8,805)	(44,514)	(6,062)	(114,915)	53,070

Net Realized and Unrealized Loss on Investments	(22,695)	(7,654)	(61,356)	(194,441)	(20,120)	(385,566)	(14,579)	(144,877)	(68,300)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($23,230)	($7,833)	($55,850)	($198,618)	($21,167)	($390,308)	($15,130)	($112,272)	($71,010)

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

INVESTMENT INCOME

Dividends	$237	$—	$—	$80,909	$1,734	$12,493	$16,603	$87,277	$15,571

Total Investment Income	237	—	—	80,909	1,734	12,493	16,603	87,277	15,571

EXPENSES

Mortality and expense risk fees and administrative fees	1,671	1,171	366	11,996	2,915	3,227	9,832	23,221	15,968

Charges for Stepped-Up death benefit rider	37	34	9	211	60	62	161	398	262

Charges for Premier death benefit rider	42	42	10	248	76	75	191	505	363

Total Expenses	1,750	1,247	385	12,455	3,051	3,364	10,184	24,124	16,593

Net Investment Income (Loss)	(1,513)	(1,247)	(385)	68,454	(1,317)	9,129	6,419	63,153	(1,022)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(9,999)	(13,222)	(5,272)	(114,595)	(13,339)	(8,328)	(2,209)	(2,516)	(100)

Net unrealized appreciation (depreciation) on investments	(27,227)	(39,840)	1	(189,062)	(48,235)	(11,762)	83,032	83,941	10

Net Realized and Unrealized Gain (Loss) on Investments	(37,226)	(53,062)	(5,271)	(303,657)	(61,574)	(20,090)	80,823	81,425	(90)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($38,739)	($54,309)	($5,656)	($235,203)	($62,891)	($10,961)	$87,242	$144,578	($1,112)

(1)	Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

INVESTMENT INCOME

Dividends	$26,614	$802	$16	$1,141	$—	$8,449	$—	$8	$—	$—

Total Investment Income	26,614	802	16	1,141	—	8,449	—	8	—	—

EXPENSES

Mortality and expense risk fees and administrative fees	4,358	729	31	4,834	2,560	11,255	8	10	5	3

Charges for Stepped-Up death benefit rider	72	15	1	112	55	237	—	—	—	—

Charges for Premier death benefit rider	93	20	1	116	62	286	1	1	1	—

Total Expenses	4,523	764	33	5,062	2,677	11,778	9	11	6	3

Net Investment Income (Loss)	22,091	38	(17)	(3,921)	(2,677)	(3,329)	(9)	(3)	(6)	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(42,750)	(3,288)	(359)	(117,489)	(27,230)	(27,005)	(234)	(52)	(37)	(12)

Net unrealized appreciation (depreciation) on investments	11,858	(8,314)	(63)	5,800	(29,735)	(185,245)	(9)	(140)	(2)	(70)

Net Realized and Unrealized Loss on Investments	(30,892)	(11,602)	(422)	(111,689)	(56,965)	(212,250)	(243)	(192)	(39)	(82)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,801)	($11,564)	($439)	($115,610)	($59,642)	($215,579)	($252)	($195)	($45)	($85)

(1)	Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($6,017)	($800)	($1,001)	($2,168)	($2,151)	($2,159)	($607)	($781)	($1,111)

Net realized loss from security transactions	(17,275)	(9,693)	(9,567)	(14,130)	(37,046)	(88,592)	(48,945)	(5,431)	(5,269)

Net unrealized appreciation (depreciation) on investments	(115,739)	(827)	5,343	(39,873)	(27,129)	23,495	26,392	(5,804)	(13,943)

Net Decrease in Net Assets Resulting from Operations	(139,031)	(11,320)	(5,225)	(56,171)	(66,326)	(67,256)	(23,160)	(12,016)	(20,323)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	176,534	18,445	16,792	38,130	33,819	116,529	3,060	15,195	19,704

Transfers between variable accounts, net	68,031	(30,789)	(1,091)	12,757	(10,323)	(6,077)	(3,415)	3,245	(2,702)

Transfers—policy charges and deductions	(3,194)	(580)	(936)	(1,466)	(2,477)	(3,350)	(529)	(436)	(522)

Transfers—surrenders	(24,831)	(3,207)	(6,733)	(8,425)	(10,707)	(27,011)	(2,130)	(3,365)	(3,560)

Transfers—other	77	(1)	20	6	12	79	6	36	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	216,617	(16,132)	8,052	41,002	10,324	80,170	(3,008)	14,675	12,920

NET INCREASE (DECREASE) IN NET ASSETS	77,586	(27,452)	2,827	(15,169)	(56,002)	12,914	(26,168)	2,659	(7,403)

NET ASSETS

Beginning of Year	399,449	65,995	93,715	187,682	228,662	374,447	60,855	51,666	70,563

End of Year	$477,035	$38,543	$96,542	$172,513	$172,660	$387,361	$34,687	$54,325	$63,160

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($535)	($179)	$5,506	($4,177)	($1,047)	($4,742)	($551)	$32,605	($2,710)

Net realized loss from security transactions	(10,257)	(7,308)	(23,614)	(80,233)	(11,315)	(341,052)	(8,517)	(29,962)	(121,370)

Net unrealized appreciation (depreciation) on investments	(12,438)	(346)	(37,742)	(114,208)	(8,805)	(44,514)	(6,062)	(114,915)	53,070

Net Decrease in Net Assets Resulting from Operations	(23,230)	(7,833)	(55,850)	(198,618)	(21,167)	(390,308)	(15,130)	(112,272)	(71,010)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	11,175	3,985	36,374	36,138	15,758	125,610	6,961	133,675	132,732

Transfers between variable accounts, net	6,526	3,811	(32,998)	(83,870)	3,176	(85,807)	(4,348)	(29,729)	(4,867)

Transfers—policy charges and deductions	(263)	(67)	(4,663)	(7,326)	(480)	(11,515)	(401)	(5,154)	(5,872)

Transfers—surrenders	(1,937)	(749)	(23,172)	(32,991)	(4,144)	(60,648)	(2,374)	(37,979)	(39,994)

Transfers—other	8	17	23	70	10	124	32	(6)	563

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,509	6,997	(24,436)	(87,979)	14,320	(32,236)	(130)	60,807	82,562

NET INCREASE (DECREASE) IN NET ASSETS	(7,721)	(836)	(80,286)	(286,597)	(6,847)	(422,544)	(15,260)	(51,465)	11,552

NET ASSETS

Beginning of Year	42,027	13,924	375,938	694,811	71,145	1,282,100	47,227	606,359	597,761

End of Year	$34,306	$13,088	$295,652	$408,214	$64,298	$859,556	$31,967	$554,894	$609,313

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1,513)	($1,247)	($385)	$68,454	($1,317)	$9,129	$6,419	$63,153	($1,022)

Net realized loss from security transactions	(9,999)	(13,222)	(5,272)	(114,595)	(13,339)	(8,328)	(2,209)	(2,516)	(100)

Net unrealized appreciation (depreciation) on investments	(27,227)	(39,840)	1	(189,062)	(48,235)	(11,762)	83,032	83,941	10

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,739)	(54,309)	(5,656)	(235,203)	(62,891)	(10,961)	87,242	144,578	(1,112)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	39,821	33,806	8,263	112,330	48,536	56,929	226,437	418,729	614,819

Transfers between variable accounts, net	9,519	19,175	2,186	(49,810)	97,814	24,166	276,516	(65,795)	(287,047)

Transfers—policy charges and deductions	(852)	(661)	(313)	(12,051)	(1,782)	(1,888)	(6,719)	(18,077)	(15,043)

Transfers—surrenders	(5,873)	(3,354)	(1,197)	(54,490)	(11,536)	(16,336)	(52,167)	(115,620)	(232,240)

Transfers—other	16	3	(1)	53	4	4	(45)	(52)	(51)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	42,631	48,969	8,938	(3,968)	133,036	62,875	444,022	219,185	80,438

NET INCREASE (DECREASE) IN NET ASSETS	3,892	(5,340)	3,282	(239,171)	70,145	51,914	531,264	363,763	79,326

NET ASSETS

Beginning of Year	114,712	81,283	19,602	970,855	154,533	171,783	437,761	1,443,776	1,048,968

End of Year	$118,604	$75,943	$22,884	$731,684	$224,678	$223,697	$969,025	$1,807,539	$1,128,294

(1)	Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$22,091	$38	($17)	($3,921)	($2,677)	($3,329)	($9)	($3)	($6)	($3)

Net realized loss from security transactions	(42,750)	(3,288)	(359)	(117,489)	(27,230)	(27,005)	(234)	(52)	(37)	(12)

Net unrealized appreciation (depreciation) on investments	11,858	(8,314)	(63)	5,800	(29,735)	(185,245)	(9)	(140)	(2)	(70)

Net Decrease in Net Assets Resulting from Operations	(8,801)	(11,564)	(439)	(115,610)	(59,642)	(215,579)	(252)	(195)	(45)	(85)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	73,607	29,802	2,225	16,408	18,376	233,332	348	450	325	199

Transfers between variable accounts, net	33,886	77,038	3,617	(73,687)	15,977	63,958	(115)	(115)	(36)	(24)

Transfers—policy charges and deductions	(3,522)	(487)	(36)	(3,954)	(1,827)	(7,443)	—	(1)	—	—

Transfers—surrenders	(22,599)	(3,436)	(77)	(20,102)	(11,417)	(45,674)	(43)	(21)	(23)	(15)

Transfers—other	(26)	9	—	59	38	102	21	—	(11)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	81,346	102,926	5,729	(81,276)	21,147	244,275	211	313	255	161

NET INCREASE (DECREASE) IN NET ASSETS	72,545	91,362	5,290	(196,886)	(38,495)	28,696	(41)	118	210	76

NET ASSETS

Beginning of Year	284,405	—	—	444,528	194,874	775,383	451	472	153	104

End of Year	$356,950	$91,362	$5,290	$247,642	$156,379	$804,079	$410	$590	$363	$180

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($2,942)	($548)	($1,318)	($1,709)	$28,678	($1,964)	($1,071)	($267)	($512)

Net realized loss from security transactions	(2,640)	(1,728)	(20,125)	(3,001)	(60,534)	(69,802)	(29,163)	(582)	(884)

Net unrealized appreciation (depreciation) on investments	(39,494)	(5,114)	7,015	446	24,323	9,725	(2,942)	(360)	2,630

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,076)	(7,390)	(14,428)	(4,264)	(7,533)	(62,041)	(33,176)	(1,209)	1,234

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	126,643	26,638	15,404	61,802	54,326	110,736	14,709	29,148	37,197

Transfers between variable accounts, net	328,388	49,718	1,965	23,290	(16,996)	90,226	(6,609)	24,789	33,688

Transfers—policy charges and deductions	(1,017)	(112)	(1,183)	(974)	(2,385)	(2,361)	(731)	(90)	(95)

Transfers—surrenders	(9,487)	(2,906)	(4,514)	(5,163)	(7,963)	(13,957)	(3,215)	(966)	(1,472)

Transfers—other	(2)	47	109	9	91	255	(20)	(6)	11

Net Increase in Net Assets Derived from Policy Transactions	444,525	73,385	11,781	78,964	27,073	184,899	4,134	52,875	69,329

NET INCREASE (DECREASE) IN NET ASSETS	399,449	65,995	(2,647)	74,700	19,540	122,858	(29,042)	51,666	70,563

NET ASSETS

Beginning of Year	—	—	96,362	112,982	209,122	251,589	89,897	—	—

End of Year	$399,449	$65,995	$93,715	$187,682	$228,662	$374,447	$60,855	$51,666	$70,563

(1) Operations commenced on January 2, 2001.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($276)	($117)	$4,270	$1,946	($590)	$221,393	($552)	$8,372	$7,313

Net realized loss from security transactions	(4,789)	(2,324)	(7,741)	(83,719)	(2,211)	(271,753)	(6,192)	(8,541)	(103,245)

Net unrealized appreciation (depreciation) on investments	(1,922)	(3,577)	(5,114)	(4,887)	(4,849)	(521,583)	810	46,090	(72,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,987)	(6,018)	(8,585)	(86,660)	(7,650)	(571,943)	(5,934)	45,921	(168,582)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	22,177	9,252	71,635	147,432	31,817	232,773	18,942	146,410	131,685

Transfers between variable accounts, net	27,581	12,235	1,883	(328,506)	18,658	(138,161)	(557)	141,378	(121,308)

Transfers—policy charges and deductions	(57)	(17)	(5,880)	(12,525)	(411)	(23,484)	(219)	(3,824)	(8,338)

Transfers—surrenders	(690)	(1,517)	(18,536)	(39,204)	(2,316)	(73,058)	(1,662)	(22,468)	(32,666)

Transfers—other	3	(11)	27	91	(2)	306	9	19	475

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	49,014	19,942	49,129	(232,712)	47,746	(1,624)	16,513	261,515	(30,152)

NET INCREASE (DECREASE) IN NET ASSETS	42,027	13,924	40,544	(319,372)	40,096	(573,567)	10,579	307,436	(198,734)

NET ASSETS

Beginning of Year	—	—	335,394	1,014,183	31,049	1,855,667	36,648	298,923	796,495

End of Year	$42,027	$13,924	$375,938	$694,811	$71,145	$1,282,100	$47,227	$606,359	$597,761

(1) Operations commenced on January 2, 2001.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($793)	($594)	($163)	($415)	$9,488	$3,408	$8,419	$43,221	$19,711

Net realized loss from security transactions	(1,630)	(2,935)	(985)	(70,624)	(6,260)	(1,469)	(944)	(3,320)	(155)

Net unrealized appreciation (depreciation) on investments	(13,399)	(3,663)	(599)	(85,436)	(1,139)	6,689	1,161	20,676	100

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,822)	(7,192)	(1,747)	(156,475)	2,089	8,628	8,636	60,577	19,656

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	42,609	51,246	13,136	179,665	24,406	50,492	154,092	367,375	747,154

Transfers between variable accounts, net	90,692	39,044	8,569	(199,456)	(3,252)	4,516	(52,901)	231,631	(199,686)

Transfers—policy charges and deductions	(236)	(262)	(36)	(17,977)	(1,555)	(558)	(4,859)	(16,857)	(26,933)

Transfers—surrenders	(2,541)	(1,588)	(297)	(53,182)	(5,563)	(7,385)	(23,610)	(67,520)	(219,066)

Transfers—other	10	35	(23)	170	25	3	8	(31)	60

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	130,534	88,475	21,349	(90,780)	14,061	47,068	72,730	514,598	301,529

NET INCREASE (DECREASE) IN NET ASSETS	114,712	81,283	19,602	(247,255)	16,150	55,696	81,366	575,175	321,185

NET ASSETS

Beginning of Year	—	—	—	1,218,110	138,383	116,087	356,395	868,601	727,783

End of Year	$114,712	$81,283	$19,602	$970,855	$154,533	$171,783	$437,761	$1,443,776	$1,048,968

(1) Operations commenced on January 2, 2001.

(2) Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account (1)	Value Variable Account (1)	SP Jennison International Growth Variable Account (1)	SP Prudential U.S. Emerging Growth Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$21,684	$23,221	($3,152)	$13,278	($1)	$18	$—	$—

Net realized loss from security transactions	(21,433)	(123,426)	(53,019)	(5,341)	—	—	—	—

Net unrealized appreciation (depreciation) on investments	(1,506)	(43,568)	7,277	(51,120)	29	2	6	9

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,255)	(143,773)	(48,894)	(43,183)	28	20	6	9

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	70,416	73,660	27,772	188,637	422	398	147	95

Transfers between variable accounts, net	18,590	(81,429)	(45,428)	368,482	3	54	—	—

Transfers—policy charges and deductions	(3,604)	(7,598)	(4,193)	(4,914)	—	—	—	—

Transfers—surrenders	(16,047)	(25,541)	(11,541)	(24,444)	(1)	—	—	—

Transfers—other	(1)	110	11	50	(1)	—	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	69,354	(40,798)	(33,379)	527,811	423	452	147	95

NET INCREASE (DECREASE) IN NET ASSETS	68,099	(184,571)	(82,273)	484,628	451	472	153	104

NET ASSETS

Beginning of Year	216,306	629,099	277,147	290,755	—	—	—	—

End of Year	$284,405	$444,528	$194,874	$775,383	$451	$472	$153	$104

(1) Operations commenced on September 6, 2001.

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets data for the years ended December 31, 2002 and 2001 are shown in the table below. The ratios of expenses to average daily net assets for each of the Variable Accounts for the years then ended are discussed in Note 3 to Financial Statements.

	Contracts with Standard Death Benefit

	Commencement Date for Initial Operating Year				Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip

2002				$5.86	22,722,046	21,095,157	1,103,279	(26.97%)	(26.97%)	(26.97%)
2001	01/02/01	01/02/01	01/05/01	8.03	19,099,383	13,283,021	1,166,467	(19.71%)	(19.71%)	(21.55%)

Aggressive Growth

2002				6.06	1,134,413	1,489,828	67,878	(23.41%)	(23.41%)	(23.41%)
2001	01/02/01	01/03/01	01/04/01	7.91	2,897,951	2,289,419	203,178	(20.90%)	(24.82%)	(22.71%)

Emerging Markets

2002				5.54	6,797,735	4,837,175	235,161	(4.42%)	(4.42%)	(4.42%)
2001				5.79	7,852,984	4,348,020	295,240	(9.96%)	(9.96%)	(9.96%)

Diversified Research

2002				7.79	6,114,378	4,887,381	630,716	(25.25%)	(25.25%)	(25.25%)
2001				10.42	6,018,484	4,435,328	663,788	(4.10%)	(4.10%)	(4.10%)

Small-Cap Equity

2002				12.75	3,836,873	3,942,437	256,864	(24.64%)	(24.64%)	(24.64%)
2001				16.92	4,724,501	4,150,519	300,104	(3.91%)	(3.91%)	(3.91%)

International Large-Cap

2002				5.06	22,629,241	20,895,112	1,518,975	(18.77%)	(18.77%)	(18.77%)
2001				6.24	24,033,715	16,587,323	1,843,777	(19.44%)	(19.44%)	(19.44%)

I-Net Tollkeeper

2002				2.65	4,114,478	3,339,003	608,093	(39.47%)	(39.47%)	(39.47%)
2001				4.38	4,719,596	4,008,505	642,382	(34.82%)	(34.82%)	(34.82%)

Financial Services

2002				7.70	1,548,005	1,468,803	123,469	(15.78%)	(15.78%)	(15.78%)
2001	01/02/01	01/02/01	01/09/01	9.14	1,422,507	1,267,959	117,091	(8.58%)	(8.58%)	(5.28%)

Health Sciences

2002				6.88	1,927,951	1,948,202	119,884	(24.37%)	(24.37%)	(24.37%)
2001	01/02/01	01/02/01	01/10/01	9.10	2,092,867	1,706,195	142,534	(8.98%)	(8.98%)	0.67%

Technology

2002				3.08	2,469,954	2,213,556	212,958	(47.09%)	(47.09%)	(47.09%)
2001	01/02/01	01/02/01	01/03/01	5.82	2,183,699	1,559,337	144,194	(41.77%)	(41.77%)	(43.35%)

Telecommunications

2002				2.74	958,017	949,425	125,558	(47.80%)	(47.80%)	(47.80%)
2001	01/02/01	01/02/01	01/03/01	5.25	685,717	636,851	54,067	(47.47%)	(47.47%)	(52.47%)

Multi-Strategy

2002				13.29	9,863,550	5,215,988	235,769	(14.27%)	(14.27%)	(14.27%)
2001				15.50	12,389,066	5,446,273	316,790	(2.54%)	(2.54%)	(2.54%)

Large-Cap Core (2)

2002				11.80	15,878,510	8,132,326	373,550	(29.40%)	(29.40%)	(29.40%)
2001				16.71	20,507,327	9,854,280	486,163	(10.15%)	(10.15%)	(10.15%)

Strategic Value

2002				6.65	2,123,576	2,639,661	178,686	(23.24%)	(23.24%)	(23.24%)
2001				8.66	2,178,943	2,383,079	238,806	(11.13%)	(11.13%)	(11.13%)

Growth LT

2002				14.55	23,921,217	15,464,352	810,772	(29.96%)	(29.96%)	(29.96%)
2001				20.78	28,200,043	16,503,806	964,288	(30.54%)	(30.54%)	(30.54%)

Focused 30

2002				4.90	1,415,371	1,858,790	169,420	(30.39%)	(30.39%)	(30.39%)
2001				7.03	1,899,802	1,948,350	201,749	(14.57%)	(14.57%)	(14.57%)

Mid-Cap Value

2002				12.05	13,782,090	12,484,784	761,224	(15.65%)	(15.65%)	(15.65%)
2001				14.28	16,063,739	12,316,098	930,516	11.72%	11.72%	11.72%

International Value

2002				9.20	25,388,618	16,741,928	861,134	(15.10%)	(15.10%)	(15.10%)
2001				10.83	27,830,940	13,888,425	913,569	(22.97%)	(22.97%)	(22.97%)

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date for Initial Operating Year				Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Capital Opportunities

2002				$6.01	5,371,607	5,060,632	299,514	(27.80%)	(27.80%)	(27.80%)
2001	01/02/01	01/03/01	01/04/01	8.33	4,987,959	3,770,566	369,280	(16.72%)	(21.36%)	(21.27%)

Mid-Cap Growth

2002				4.18	3,482,177	4,033,129	202,704	(47.77%)	(47.77%)	(47.77%)
2001	01/02/01	01/02/01	01/04/01	8.01	2,269,327	2,320,327	172,014	(19.95%)	(19.95%)	(21.86%)

Global Growth

2002				6.66	594,290	887,316	45,971	(20.60%)	(20.60%)	(20.60%)
2001	01/02/01	01/11/01	01/04/01	8.38	458,883	658,850	55,910	(16.16%)	(19.07%)	(18.99%)

Equity Index

2002				14.02	22,509,470	12,559,268	733,827	(23.42%)	(23.42%)	(23.42%)
2001				18.32	26,521,065	12,841,330	963,695	(13.38%)	(13.38%)	(13.38%)

Small-Cap Index

2002				8.72	7,440,682	8,033,593	396,979	(22.29%)	(22.29%)	(22.29%)
2001				11.22	4,911,139	4,456,058	197,957	0.31%	0.31%	0.31%

Real Estate (3)

2002				13.58	4,924,295	4,903,081	275,821	(1.71%)	(1.71%)	(1.71%)
2001				13.82	4,618,797	3,701,943	303,119	7.03%	7.03%	7.03%

Inflation Managed

2002				14.73	21,334,549	17,481,971	942,533	13.85%	13.85%	13.85%
2001				12.94	13,897,811	9,495,198	703,795	2.81%	2.81%	2.81%

Managed Bond

2002				14.77	43,039,670	30,992,122	1,524,391	9.39%	9.39%	9.39%
2001				13.50	50,452,819	26,140,032	1,853,547	5.83%	5.83%	5.83%

Money Market

2002				12.39	25,520,134	25,669,771	888,527	0.00%	0.00%	0.00%
2001				12.39	31,599,970	23,184,659	1,082,193	2.41%	2.41%	2.41%

High Yield Bond
2002				11.01	11,757,291	7,694,940	329,659	(4.34%)	(4.34%)	(4.34%)
2001				11.51	11,510,008	6,627,440	310,057	(0.07%)	(0.07%)	(0.07%)

Equity Income (4)
2002	01/02/02	01/02/02	01/07/02	8.53	3,185,527	2,747,701	114,396	(14.74%)	(14.74%)	(16.63%)

Research (4)
2002	01/02/02	01/04/02	07/29/02	7.77	153,951	178,481	5,353	(22.28%)	(22.27%)	1.78%

Equity

2002				10.63	10,210,779	5,769,663	360,139	(27.53%)	(27.53%)	(27.53%)
2001				14.66	13,689,954	7,460,021	543,137	(22.86%)	(22.86%)	(22.86%)

Aggressive Equity

2002				7.19	9,119,281	5,361,866	292,942	(26.14%)	(26.14%)	(26.14%)
2001				9.73	9,654,622	4,738,022	248,174	(18.40%)	(18.40%)	(18.40%)

Large-Cap Value

2002				9.02	26,065,399	24,404,005	1,323,707	(24.03%)	(24.03%)	(24.03%)
2001				11.87	25,206,629	18,293,597	1,388,991	(4.99%)	(4.99%)	(4.99%)

Prudential Jennison

2002				7.36		13,272			(32.12%)
2001		09/06/01		10.84		5,276			8.43%

Value

2002				7.91		24,022			(23.43%)
2001		09/06/01		10.33		10,260			3.31%

SP Jennison International Growth

2002				7.63		14,813			(23.91%)
2001		09/06/01		10.03		8,520			0.29%

SP Prudential U.S. Emerging Growth

2002				7.14		3,521			(33.35%)
2001		09/06/01		10.72		2,791			7.19%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip

2002				$7.02	$6.66	10,249,236	1,594,934	30,134	(27.15%)	(27.15%)	(26.24%)
2001	04/05/01	04/10/01	07/02/01	9.64	9.02	3,907,567	579,802	722	(4.20%)	(6.22%)	(9.77%)

Aggressive Growth

2002				7.44	6.73	904,410	149,103	11,165	(23.60%)	(23.60%)	(22.63%)
2001	04/03/01	04/19/01	07/02/01	9.74	8.70	641,768	118,682	168	1.81%	(11.10%)	(12.96%)

Emerging Markets

2002				9.75	9.29	668,754	209,450	3,049	(4.65%)	(4.65%)	(3.45%)
2001	04/03/01	04/11/01	07/02/01	10.22	9.62	211,483	35,247	87	4.57%	(0.44%)	(3.80%)

Diversified Research

2002				7.88	7.37	2,648,078	563,528	21,502	(25.44%)	(25.44%)	(24.50%)
2001	04/05/01	04/05/01	12/24/01	10.56	9.77	1,497,959	316,997	2,206	5.09%	5.09%	1.51%

Small-Cap Equity

2002				8.49	7.26	1,531,073	322,426	39,712	(24.83%)	(24.83%)	(23.88%)
2001	04/02/01	04/03/01	09/17/01	11.29	9.54	918,780	191,163	295	12.92%	18.24%	18.76%

International Large-Cap

2002				7.48	7.64	6,181,781	1,137,980	44,547	(18.98%)	(18.98%)	(17.95%)
2001	04/02/01	04/03/01	07/02/01	9.23	9.31	2,663,769	593,935	9,481	(7.66%)	(7.05%)	(6.90%)

I-Net Tollkeeper

2002				5.58	4.71	430,240	37,992		(39.62%)	(39.62%)
2001	04/03/01	04/05/01		9.25	7.71	177,211	16,732		0.91%	(7.73%)

Financial Services

2002			10/21/02	8.37	7.95	1,297,487	143,081	1,720	(15.99%)	(15.99%)	(3.91%)
2001	04/03/01	04/05/01		9.97	9.35	823,284	95,626		2.44%	0.89%

Health Sciences

2002				8.61	7.58	1,403,390	147,130	4,861	(24.56%)	(24.56%)	(23.61%)
2001	04/03/01	04/12/01	11/28/01	11.42	9.92	928,216	119,438	496	17.41%	7.32%	(1.63%)

Technology

2002				5.16	4.42	1,487,105	136,137	See (5)	(47.22%)	(47.22%)	(46.56%)
2001	04/05/01	04/05/01	09/17/01	9.78	8.27	625,538	45,727	See (5)	(3.42%)	(3.42%)	23.48%

Telecommunications

2002				3.91	3.97	701,292	74,457		(47.93%)	(47.93%)
2001	04/05/01	04/23/01		7.50	7.52	286,722	26,788		(24.57%)	(35.18%)

Multi-Strategy

2002			04/09/02	8.83	8.54	2,402,344	444,178	7,144	(14.49%)	(14.49%)	(10.95%)
2001	04/06/01	04/27/01		10.32	9.86	1,473,184	304,069		3.60%	(1.73%)

Large-Cap Core (2)

2002				7.15	6.68	2,578,296	440,494	13,809	(29.57%)	(29.57%)	(28.69%)
2001	04/02/01	04/03/01	11/28/01	10.16	9.37	1,984,450	334,966	545	1.55%	5.49%	2.24%

Strategic Value

2002			06/19/02	7.22	7.14	1,198,731	209,264	3,741	(23.43%)	(23.43%)	(18.23%)
2001	04/02/01	04/27/01		9.43	9.21	703,659	83,799		(5.67%)	(11.33%)

Growth LT

2002				6.60	5.98	8,308,946	1,256,989	20,476	(30.14%)	(30.14%)	(29.26%)
2001	04/02/01	04/03/01	07/02/01	9.44	8.46	3,483,870	527,454	1,361	(5.55%)	(0.37%)	(15.40%)

Focused 30

2002				7.73	7.41	559,816	54,068	678	(30.56%)	(30.56%)	(29.69%)
2001	04/02/01	04/23/01	09/17/01	11.14	10.54	384,534	29,921	See (5)	11.38%	5.29%	20.22%

Mid-Cap Value

2002				9.71	8.75	6,005,013	1,103,260	59,258	(15.86%)	(15.86%)	(14.80%)
2001	04/03/01	04/05/01	07/02/01	11.55	10.27	3,095,066	565,876	718	19.53%	15.33%	2.68%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

International Value

2002				$7.66	$7.80	7,111,510	3,269,907	37,729	(15.32%)	(15.32%)	(14.25%)
2001	04/02/01	04/03/01	07/02/01	9.04	9.10	2,504,993	428,924	1,023	(9.59%)	(8.53%)	(9.04%)

Capital Opportunities

2002				6.74	6.41	2,551,387	367,565	5,445	(27.98%)	(27.98%)	(27.07%)
2001	04/05/01	04/12/01	07/02/01	9.36	8.79	1,163,015	149,055	1,401	(6.67%)	(11.15%)	(12.08%)

Mid-Cap Growth

2002				5.53	4.48	2,396,177	384,490	31,698	(47.90%)	(47.90%)	(47.24%)
2001	04/02/01	04/27/01	09/17/01	10.62	8.49	1,200,646	168,874	See (5)	6.23%	(19.07%)	15.61%

Global Growth

2002			01/28/02	7.56	7.28	630,277	56,655	6,310	(20.80%)	(20.80%)	(17.52%)
2001	04/05/01	05/03/01		9.55	9.07	355,428	32,037		(5.43%)	(13.13%)

Equity Index

2002				7.62	7.21	7,481,319	1,226,200	28,722	(23.62%)	(23.62%)	(22.65%)
2001	04/02/01	04/03/01	09/07/01	9.97	9.32	3,326,399	581,320	27,684	(0.26%)	3.30%	5.98%

Small-Cap Index

2002				8.58	7.74	2,655,068	438,204	35,200	(22.48%)	(22.48%)	(21.50%)
2001	04/09/01	04/05/01	11/28/01	11.07	9.86	603,720	93,843	973	10.16%	9.43%	7.68%

Real Estate (3)

2002				10.72	10.04	2,355,294	468,410	21,445	(1.95%)	(1.95%)	(0.72%)
2001	04/04/01	04/05/01	07/02/01	10.94	10.11	1,127,914	212,856	7,606	10.76%	9.55%	1.13%

Inflation Managed

2002				11.42	11.63	10,913,817	4,733,346	34,040	13.56%	13.56%	14.99%
2001	04/02/01	04/03/01	09/07/01	10.06	10.11	3,532,994	942,126	5,439	0.60%	0.51%	(0.18%)

Managed Bond

2002				11.24	11.52	18,674,851	4,858,951	61,331	9.12%	9.12%	10.49%
2001	04/02/01	04/03/01	09/07/01	10.30	10.43	9,330,375	2,044,157	10,790	2.98%	2.88%	0.03%

Money Market

2002				10.09	10.22	11,419,100	11,097,215	2,195,431	(0.24%)	(0.24%)	1.01%
2001	04/02/01	04/03/01	09/07/01	10.12	10.12	8,675,282	3,681,201	180,016	1.19%	1.18%	0.61%

High Yield Bond

2002				9.15	9.54	4,408,755	1,641,016	47,463	(4.58%)	(4.58%)	(3.38%)
2001	04/02/01	04/03/01	09/07/01	9.59	9.87	1,862,023	376,053	795	(4.13%)	(3.09%)	(1.23%)

Equity Income (4)

2002	01/02/02	01/04/02	03/01/02	8.50	8.61	1,337,585	329,847	15,705	(14.96%)	(17.04%)	(15.82%)

Research (4)

2002	01/07/02	02/11/02		7.75	7.85	114,503	30,014		(24.28%)	(18.58%)

Equity

2002				7.36	6.65	1,105,041	140,551		(27.71%)	(27.71%)
2001	04/04/01	04/11/01		10.18	9.08	954,219	120,532		7.31%	(2.93%)

Aggressive Equity

2002				8.12	6.78	1,014,789	146,086	8,153	(26.32%)	(26.32%)	(25.39%)
2001	04/02/01	04/05/01	09/17/01	11.01	9.09	293,748	47,256	See (5)	10.14%	9.62%	16.65%

Large-Cap Value

2002				7.53	7.37	12,859,786	2,352,474	25,369	(24.22%)	(24.22%)	(23.27%)
2001	04/04/01	04/05/01	07/02/01	9.94	9.61	5,006,090	924,380	4,108	2.99%	(1.18%)	(3.91%)

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date for Initial Operating Year		AUV	Number of Units Outstanding at End of Year		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip

2002			$5.84	7,199,840	278,780	(27.12%)	(27.12%)
2001	01/02/01	01/02/01	8.01	4,218,986	272,994	(19.87%)	(19.87%)

Aggressive Growth

2002			6.03	687,508	29,535	(23.56%)	(23.56%)
2001	01/02/01	01/29/01	7.89	791,379	55,731	(21.06%)	(27.19%)

Emerging Markets

2002			5.49	1,788,373	67,149	(4.61%)	(4.61%)
2001			5.76	1,712,155	85,950	(10.14%)	(10.14%)

Diversified Research

2002			7.74	2,673,910	141,990	(25.40%)	(25.40%)
2001			10.38	2,503,111	143,436	(4.30%)	(4.30%)

Small-Cap Equity

2002			12.65	1,785,698	95,564	(24.79%)	(24.79%)
2001			16.81	1,793,887	111,966	(4.10%)	(4.10%)

International Large-Cap

2002			5.03	7,454,086	432,067	(18.94%)	(18.94%)
2001			6.21	5,788,862	490,702	(19.60%)	(19.60%)

I-Net Tollkeeper

2002			2.64	1,445,130	173,458	(39.59%)	(39.59%)
2001			4.37	1,809,475	194,993	(34.95%)	(34.95%)

Financial Services

2002			7.67	698,599	39,675	(15.95%)	(15.95%)
2001	01/02/01	01/19/01	9.12	586,542	33,833	(8.76%)	(3.73%)

Health Sciences

2002			6.86	876,797	37,936	(24.52%)	(24.52%)
2001	01/02/01	01/04/01	9.08	695,248	34,324	(9.16%)	(1.75%)

Technology

2002			3.07	889,186	56,113	(47.20%)	(47.20%)
2001	01/02/01	01/19/01	5.81	496,752	27,093	(41.88%)	(47.68%)

Telecommunications

2002			2.73	345,048	20,339	(47.90%)	(47.90%)
2001	01/02/01	01/31/01	5.24	258,369	20,017	(47.57%)	(55.52%)

Multi-Strategy

2002			13.18	2,569,361	76,461	(14.45%)	(14.45%)
2001			15.41	2,813,063	85,642	(2.73%)	(2.73%)

Large-Cap Core (2)

2002			11.71	4,311,113	142,646	(29.54%)	(29.54%)
2001			16.61	5,157,155	180,975	(10.33%)	(10.33%)

Strategic Value

2002			6.62	1,201,284	48,813	(23.39%)	(23.39%)
2001			8.64	1,050,502	50,417	(11.31%)	(11.31%)

Growth LT

2002			14.44	7,266,543	251,607	(30.10%)	(30.10%)
2001			20.65	8,253,627	276,157	(30.68%)	(30.68%)

Focused 30

2002			4.87	950,695	47,702	(30.53%)	(30.53%)
2001			7.01	984,779	52,538	(14.74%)	(14.74%)

Mid-Cap Value

2002			11.95	5,067,498	196,209	(15.82%)	(15.82%)
2001			14.19	4,781,053	216,947	11.49%	11.49%

International Value

2002			9.12	5,849,677	219,179	(15.27%)	(15.27%)
2001			10.77	4,992,402	249,388	(23.12%)	(23.12%)

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date for Initial Operating Year		AUV	Number of Units Outstanding at End of Year		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Capital Opportunities

2002			$5.99	1,851,445	72,100	(27.94%)	(27.94%)
2001	01/02/01	01/19/01	8.31	1,234,449	73,261	(16.89%)	(24.80%)

Mid-Cap Growth

2002			4.16	1,766,108	46,008	(47.87%)	(47.87%)
2001	01/02/01	01/02/01	7.99	1,009,314	32,020	(20.11%)	(20.11%)

Global Growth

2002			6.63	320,901	6,020	(20.76%)	(20.76%)
2001	01/02/01	02/20/01	8.37	258,178	5,496	(16.33%)	(15.33%)

Equity Index

2002			13.91	5,162,173	179,278	(23.58%)	(23.58%)
2001			18.21	5,683,784	201,357	(13.56%)	(13.56%)

Small-Cap Index

2002			8.65	2,723,094	66,168	(22.44%)	(22.44%)
2001			11.16	1,803,044	34,152	0.11%	0.11%

Real Estate (3)

2002			13.48	1,590,028	70,497	(1.90%)	(1.90%)
2001			13.74	1,167,679	79,343	6.81%	6.81%

Inflation Managed

2002			14.61	5,269,102	135,716	13.62%	13.62%
2001			12.86	2,779,674	105,804	2.60%	2.60%

Managed Bond

2002			14.65	11,007,610	273,426	9.17%	9.17%
2001			13.42	8,912,313	328,780	5.62%	5.62%

Money Market

2002			12.29	6,679,479	184,006	(0.20%)	(0.20%)
2001			12.31	7,277,398	250,652	2.21%	2.21%

High Yield Bond

2002			10.92	2,559,323	66,373	(4.53%)	(4.53%)
2001			11.44	1,955,677	67,597	(0.27%)	(0.27%)

Equity Income (4)
2002	01/03/02	01/07/02	8.51	1,057,594	39,876	(16.31%)	(16.79%)

Research (4)
2002	01/10/02	06/20/02	7.76	51,103	1,457	(23.67%)	(11.39%)

Equity

2002			10.54	3,332,774	138,568	(27.68%)	(27.68%)
2001			14.58	4,565,452	165,415	(23.01%)	(23.01%)

Aggressive Equity

2002			7.13	2,876,384	123,803	(26.28%)	(26.28%)
2001			9.67	2,807,339	116,458	(18.56%)	(18.56%)

Large-Cap Value

2002			8.95	9,355,708	335,730	(24.18%)	(24.18%)
2001			11.80	7,367,627	343,633	(5.19%)	(5.19%)

Prudential Jennison

2002			7.34	12,832		(32.26%)
2001	10/22/01		10.84	16,223		7.63%

Value

2002			7.89	25,501		(23.58%)
2001	10/03/01		10.32	10,496		8.19%

SP Jennison International Growth

2002			7.61	10,732		(24.06%)
2001	10/03/01		10.02	2,525		7.96%

SP Prudential U.S. Emerging Growth

2002			7.12	6,418		(33.49%)
2001	11/19/01		10.71	1,939		4.53%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip

2002				$7.00	$6.64	4,341,489	255,451	3,375	(27.30%)	(27.30%)	(26.38%)
2001	04/06/01	04/23/01	10/05/01	9.62	9.01	1,638,628	107,682	1,847	(2.18%)	(11.85%)	7.88%

Aggressive Growth

2002				7.42	6.71	520,735	23,738		(23.75%)	(23.75%)
2001	04/10/01	05/16/01		9.72	8.70	330,675	30,637		(6.12%)	(15.21%)

Emerging Markets

2002				9.71	9.26	243,783	17,251	229	(4.85%)	(4.85%)	(3.65%)
2001	04/11/01	04/27/01	12/31/01	10.21	9.61	78,029	2,659	97	(0.58%)	(5.03%)	0.00%

Diversified Research

2002				7.85	7.35	1,400,498	95,481		(25.59%)	(25.59%)
2001	04/06/01	04/23/01		10.55	9.76	689,111	38,983		7.12%	(0.10%)

Small-Cap Equity

2002				8.46	7.24	943,764	35,696	487	(24.98%)	(24.98%)	(24.04%)
2001	04/02/01	04/27/01	12/31/01	11.27	9.53	474,319	15,440	487	12.75%	(1.32%)	0.00%

International Large-Cap

2002				7.46	7.62	2,556,131	158,630	4,806	(19.14%)	(19.14%)	(18.12%)
2001	04/02/01	04/18/01	10/05/01	9.22	9.30	989,214	50,195	2,411	(7.79%)	(14.05%)	8.95%

I-Net Tollkeeper

2002				5.57	4.70	86,367	43		(39.74%)	(39.74%)
2001	04/10/01	04/18/01		9.24	7.70	59,175	2,791		(13.86%)	(23.62%)

Financial Services

2002			09/23/02	8.34	7.93	505,448	21,065	111	(16.16%)	(16.16%)	4.99%
2001	04/06/01	04/18/01		9.95	9.34	340,866	34,542		2.77%	(3.32%)

Health Sciences

2002				8.58	7.56	608,030	30,154		(24.71%)	(24.71%)
2001	04/06/01	04/18/01		11.40	9.91	384,333	31,748		12.46%	2.75%

Technology

2002				5.15	4.40	604,395	44,354		(47.33%)	(47.33%)
2001	04/06/01	04/18/01		9.77	8.26	374,247	27,409		0.43%	(22.56%)

Telecommunications

2002				3.89	3.95	241,337	16,665		(48.03%)	(48.03%)
2001	04/10/01	04/18/01		7.49	7.52	119,160	14,738		(27.93%)	(36.72%)

Multi-Strategy

2002			09/23/02	8.80	8.51	998,418	83,505	140	(14.66%)	(14.66%)	3.44%
2001	04/06/01	04/30/01		10.31	9.85	519,267	42,531		3.45%	(1.77%)

Large-Cap Core (2)

2002				7.13	6.66	1,211,446	59,821	463	(29.72%)	(29.72%)	(28.83%)
2001	04/02/01	04/25/01	12/31/01	10.14	9.36	840,251	54,269	1,057	1.40%	(5.50%)	0.00%

Strategic Value

2002			09/23/02	7.20	7.12	653,082	15,854	206	(23.58%)	(23.58%)	0.74%
2001	04/06/01	04/27/01		9.42	9.20	414,009	13,978		(2.46%)	(11.45%)

Growth LT

2002				6.58	5.97	3,060,290	198,739	2,761	(30.28%)	(30.28%)	(29.40%)
2001	04/02/01	04/23/01	10/05/01	9.43	8.45	1,294,812	69,077	1,506	(5.69%)	(18.62%)	6.02%

Focused 30

2002				7.71	7.39	220,187	6,358		(30.70%)	(30.70%)
2001	04/16/01	04/18/01		11.12	10.53	133,218	4,055		8.90%	1.46%

Mid-Cap Value

2002				9.68	8.72	2,748,866	201,785	1,635	(16.03%)	(16.03%)	(14.97%)
2001	04/02/01	04/23/01	10/05/01	11.53	10.26	1,301,503	119,569	1,144	15.29%	9.39%	13.99%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

International Value

2002				$7.63	$7.78	2,574,027	202,586	2,539	(15.49%)	(15.49%)	(14.42%)
2001	04/02/01	04/23/01	10/05/01	9.03	9.09	834,945	62,513	1,336	(9.73%)	(12.89%)	5.46%

Capital Opportunities

2002				6.72	6.39	1,267,335	45,808	744	(28.12%)	(28.12%)	(27.22%)
2001	04/05/01	05/16/01	12/31/01	9.35	8.78	561,878	11,166	247	(6.81%)	(18.22%)	0.00%

Mid-Cap Growth

2002			01/24/02	5.52	4.46	1,574,297	61,788	689	(48.00%)	(48.00%)	(44.15%)
2001	04/05/01	04/18/01		10.61	8.48	756,565	51,567		3.66%	(13.68%)

Global Growth

2002			09/23/02	7.54	7.26	292,770	10,735	143	(20.96%)	(20.96%)	4.26%
2001	04/06/01	05/07/01		9.54	9.07	169,187	5,336		(4.85%)	(13.78%)

Equity Index

2002				7.59	7.19	2,544,186	209,760	1,943	(23.77%)	(23.77%)	(22.81%)
2001	04/02/01	04/25/01	10/05/01	9.96	9.31	1,114,646	86,834	1,384	(0.41%)	(7.01%)	7.29%

Small-Cap Index

2002			06/21/02	8.55	7.71	1,065,894	78,381	398	(22.64%)	(22.64%)	(16.90%)
2001	04/11/01	04/18/01		11.05	9.85	204,137	27,686		8.12%	4.12%

Real Estate (3)

2002				10.69	10.01	869,518	65,770	306	(2.15%)	(2.15%)	(0.92%)
2001	04/10/01	04/18/01	12/31/01	10.92	10.10	415,872	27,993	153	10.54%	9.94%	0.00%

Inflation Managed

2002				11.38	11.59	3,212,778	470,913	1,144	13.33%	13.33%	14.76%
2001	04/02/01	04/25/01	10/05/01	10.04	10.10	1,016,780	81,623	841	0.45%	1.30%	(0.96%)

Managed Bond

2002				11.20	11.49	6,522,651	623,199	4,470	8.90%	8.90%	10.27%
2001	04/02/01	04/11/01	10/05/01	10.28	10.42	3,094,696	254,503	4,173	2.82%	3.76%	(1.51%)

Money Market

2002				10.06	10.19	3,600,821	530,235	4,001	(0.44%)	(0.44%)	0.81%
2001	04/02/01	04/11/01	09/04/01	10.10	10.11	3,485,768	262,308	1,022	1.04%	0.97%	0.57%

High Yield Bond

2002				9.12	9.51	1,784,489	448,990	1,207	(4.77%)	(4.77%)	(3.57%)
2001	04/02/01	04/25/01	10/05/01	9.57	9.86	482,390	27,465	680	(4.27%)	(3.28%)	6.35%

Equity Income (4)

2002	01/03/02	02/05/02		8.49	8.59	588,682	34,520		(16.52%)	(12.39%)

Research (4)

2002	01/11/02	04/01/02		7.74	7.83	61,852	2,535		(22.94%)	(22.02%)

Equity

2002				7.33	6.63	470,399	20,286	See (5)	(27.86%)	(27.86%)	(26.95%)
2001	04/10/01	04/23/01	12/13/01	10.16	9.07	442,282	9,976	341	(2.40%)	(10.40%)	0.00%

Aggressive Equity

2002			06/21/02	8.09	6.76	423,805	23,051	140	(26.47%)	(26.47%)	(20.37%)
2001	04/10/01	04/27/01		11.00	9.08	137,859	5,371		5.04%	(5.44%)

Large-Cap Value

2002				7.51	7.35	5,254,064	346,767	5,224	(24.37%)	(24.37%)	(23.42%)
2001	04/06/01	04/25/01	10/05/01	9.93	9.60	2,023,116	148,427	2,871	0.94%	(6.07%)	7.13%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date for Initial Operating Year		AUV	Number of Units Outstanding at End of Year		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip

2002			$5.82	4,838,326	128,787	(27.23%)	(27.23%)
2001	01/02/01	01/10/01	8.00	2,498,852	112,661	(19.99%)	(22.36%)

Aggressive Growth

2002			6.02	471,339	2,756	(23.67%)	(23.67%)
2001	01/02/01	02/08/01	7.88	395,785	14,934	(21.18%)	(24.16%)

Emerging Markets

2002			5.46	1,274,996	26,351	(4.75%)	(4.75%)
2001			5.73	1,137,395	27,845	(10.28%)	(10.28%)

Diversified Research

2002			7.71	1,406,060	82,571	(25.51%)	(25.51%)
2001			10.35	1,037,855	100,919	(4.44%)	(4.44%)

Small-Cap Equity

2002			12.57	1,153,708	57,806	(24.91%)	(24.91%)
2001			16.74	1,052,182	85,623	(4.25%)	(4.25%)

International Large-Cap

2002			5.01	4,929,408	243,716	(19.06%)	(19.06%)
2001			6.19	3,240,232	327,597	(19.72%)	(19.72%)

I-Net Tollkeeper

2002			2.63	1,857,935	110,387	(39.68%)	(39.68%)
2001			4.35	1,757,030	103,915	(35.05%)	(35.05%)

Financial Services

2002			7.65	500,627	7,358	(16.07%)	(16.07%)
2001	01/02/01	01/23/01	9.11	417,466	4,358	(8.90%)	(7.07%)

Health Sciences

2002			6.84	609,573	6,760	(24.64%)	(24.64%)
2001	01/02/01	01/23/01	9.07	524,438	5,099	(9.30%)	(0.31%)

Technology

2002			3.06	588,970	8,410	(47.28%)	(47.28%)
2001	01/02/01	01/30/01	5.80	401,762	12,078	(41.97%)	(48.11%)

Telecommunications

2002			2.72	524,527	3,407	(47.98%)	(47.98%)
2001	01/02/01	01/30/01	5.23	167,184	2,457	(47.65%)	(56.34%)

Multi-Strategy

2002			13.11	1,237,715	36,624	(14.57%)	(14.57%)
2001			15.34	1,371,497	43,025	(2.88%)	(2.88%)

Large-Cap Core (2)

2002			11.64	2,477,968	100,552	(29.65%)	(29.65%)
2001			16.54	2,930,724	127,795	(10.46%)	(10.46%)

Strategic Value

2002			6.60	674,762	14,087	(23.51%)	(23.51%)
2001			8.62	595,596	16,437	(11.44%)	(11.44%)

Growth LT

2002			14.35	4,124,734	148,206	(30.21%)	(30.21%)
2001			20.56	4,393,510	160,026	(30.79%)	(30.79%)

Focused 30

2002			4.86	409,452	14,780	(30.63%)	(30.63%)
2001			7.00	487,453	22,130	(14.87%)	(14.87%)

Mid-Cap Value

2002			11.88	3,501,716	105,378	(15.94%)	(15.94%)
2001			14.13	2,937,900	134,668	11.32%	11.32%

International Value

2002			9.07	4,008,551	124,578	(15.40%)	(15.40%)
2001			10.72	3,264,750	135,937	(23.24%)	(23.24%)

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date for Initial Operating Year		AUV	Number of Units Outstanding at End of Year		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Capital Opportunities

2002			$5.97	1,172,909	37,392	(28.05%)	(28.05%)
2001	01/02/01	01/10/01	8.30	656,294	40,735	(17.01%)	(21.95%)

Mid-Cap Growth

2002			4.15	1,239,597	11,911	(47.95%)	(47.95%)
2001	01/02/01	02/08/01	7.98	697,944	13,270	(20.23%)	(22.01%)

Global Growth

2002			6.61	219,463	60	(20.88%)	(20.88%)
2001	01/02/01	03/12/01	8.35	152,873	49	(16.45%)	(9.65%)

Equity Index

2002			13.83	3,414,826	114,455	(23.69%)	(23.69%)
2001			18.12	3,274,769	116,049	(13.69%)	(13.69%)

Small-Cap Index

2002			8.60	1,846,871	42,546	(22.56%)	(22.56%)
2001			11.11	1,213,369	29,667	(0.04%)	(0.04%)

Real Estate (3)

2002			13.39	1,067,358	46,416	(2.05%)	(2.05%)
2001			13.68	852,530	30,363	6.65%	6.65%

Inflation Managed

2002			14.52	3,262,347	103,323	13.45%	13.45%
2001			12.80	1,858,921	65,875	2.45%	2.45%

Managed Bond

2002			14.57	7,323,534	219,093	9.01%	9.01%
2001			13.36	5,763,589	229,185	5.46%	5.46%

Money Market

2002			12.22	5,621,521	139,002	(0.34%)	(0.34%)
2001			12.26	5,777,615	204,875	2.05%	2.05%

High Yield Bond

2002			10.86	2,017,581	40,330	(4.68%)	(4.68%)
2001			11.39	1,583,223	44,400	(0.42%)	(0.42%)

Equity Income (4)
2002	01/07/02	01/03/02	8.50	750,600	18,952	(16.92%)	(16.44%)

Research (4)
2002	01/23/02	01/11/02	7.75	27,103	456	(21.46%)	(22.87%)

Equity

2002			10.48	1,891,855	73,479	(27.78%)	(27.78%)
2001			14.51	2,502,904	104,893	(23.13%)	(23.13%)

Aggressive Equity

2002			7.09	1,700,359	42,236	(26.40%)	(26.40%)
2001			9.63	1,762,899	48,382	(18.68%)	(18.68%)

Large-Cap Value

2002			8.89	6,003,811	167,731	(24.30%)	(24.30%)
2001			11.75	4,283,946	176,129	(5.33%)	(5.33%)

Prudential Jennison

2002			7.33	29,783		(32.36%)
2001	09/19/01		10.83	20,110		20.86%

Value

2002			7.87	25,293		(23.70%)
2001	09/19/01		10.32	24,981		13.29%

SP Jennison International Growth

2002			7.60	22,157		(24.18%)
2001	10/18/01		10.02	4,185		4.46%

SP Prudential U.S. Emerging Growth

2002			7.11	15,386		(33.59%)
2001	09/19/01		10.71	4,945		21.60%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip

2002			07/15/02	$6.98	$6.62	3,460,103	196,501	3,211	(27.41%)	(27.41%)	(4.66%)
2001	04/11/01	04/10/01		9.61	9.01	1,290,854	75,424		(6.51%)	(6.46%)

Aggressive Growth

2002				7.40	6.70	396,138	23,235	See (5)	(23.86%)	(23.86%)	(22.91%)
2001	04/11/01	05/09/01	08/13/01	9.71	8.69	241,308	16,256	1,100	(5.79%)	(12.93%)	(6.33%)

Emerging Markets

2002			07/15/02	9.69	9.24	225,126	22,831	1,057	(4.99%)	(4.99%)	(9.31%)
2001	04/11/01	05/09/01		10.20	9.60	90,230	4,419		(0.69%)	(6.71%)

Diversified Research

2002			02/22/02	7.83	7.34	1,389,542	63,099	4,118	(25.70%)	(25.70%)	(18.51%)
2001	04/11/01	04/10/01		10.54	9.75	496,758	41,778		3.71%	3.67%

Small-Cap Equity

2002			07/15/02	8.44	7.23	757,769	56,954	2,537	(25.09%)	(25.09%)	(8.34%)
2001	04/05/01	04/11/01		11.26	9.53	359,490	22,331		11.75%	7.88%

International Large-Cap

2002			10/31/02	7.44	7.60	2,293,198	152,705	1,474	(19.26%)	(19.26%)	0.67%
2001	04/05/01	04/11/01		9.21	9.29	886,013	67,791		(9.72%)	(11.48%)

I-Net Tollkeeper

2002				5.55	4.69	133,469	7,416		(39.84%)	(39.84%)
2001	04/20/01	06/08/01		9.23	7.70	61,145	3,236		(26.44%)	(25.03%)

Financial Services

2002				8.32	7.91	459,482	36,985		(16.28%)	(16.28%)
2001	04/11/01	04/06/01		9.94	9.33	347,151	15,305		0.02%	2.66%

Health Sciences

2002				8.56	7.54	713,719	22,863		(24.83%)	(24.83%)
2001	04/10/01	05/25/01		11.39	9.91	566,124	9,301		8.22%	(1.70%)

Technology

2002				5.13	4.39	515,237	24,855		(47.41%)	(47.41%)
2001	04/11/01	04/06/01		9.76	8.25	345,460	8,358		(12.55%)	0.31%

Telecommunications

2002				3.88	3.95	245,839	22,212		(48.11%)	(48.11%)
2001	04/20/01	08/06/01		7.48	7.51	129,694	2,425		(38.31%)	(16.55%)

Multi-Strategy

2002			02/22/02	8.77	8.49	641,237	21,126	1,774	(14.79%)	(14.79%)	(9.64%)
2001	04/11/01	05/24/01		10.29	9.84	380,828	9,678		1.55%	(3.88%)

Large-Cap Core (2)

2002			02/22/02	7.11	6.65	1,015,515	51,050	1,418	(29.82%)	(29.82%)	(22.05%)
2001	04/05/01	04/11/01		10.13	9.36	697,289	25,962		0.59%	(1.50%)

Strategic Value

2002				7.18	7.10	459,562	42,501		(23.70%)	(23.70%)
2001	04/19/01	06/21/01		9.41	9.19	341,710	9,893		(10.58%)	(8.71%)

Growth LT

2002			02/22/02	6.56	5.95	2,887,113	164,062	1,391	(30.38%)	(30.38%)	(20.37%)
2001	04/05/01	04/10/01		9.42	8.45	1,275,421	61,280		(6.68%)	(10.54%)

Focused 30

2002				7.69	7.37	211,042	8,199		(30.81%)	(30.81%)
2001	04/20/01	06/08/01		11.11	10.53	151,411	7,049		2.04%	1.68%

Mid-Cap Value

2002				9.66	8.70	2,389,821	242,811	2,435	(16.15%)	(16.15%)	(15.10%)
2001	04/10/01	04/10/01	08/13/01	11.52	10.25	1,186,018	96,268	998	13.26%	13.26%	3.34%

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date for Initial Operating Year			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

International Value

2002			07/15/02	$7.61	$7.76	2,461,826	177,351	3,694	(15.61%)	(15.61%)	(5.78%)
2001	04/05/01	04/10/01		9.02	9.08	851,203	78,043		(11.31%)	(12.56%)

Capital Opportunities

2002			10/31/02	6.70	6.38	958,306	53,650	252	(28.23%)	(28.23%)	1.06%
2001	04/02/01	04/30/01		9.34	8.78	448,482	21,497		(6.62%)	(17.53%)

Mid-Cap Growth

2002				5.50	4.45	1,093,405	64,641		(48.08%)	(48.08%)
2001	04/11/01	05/18/01		10.60	8.47	537,801	33,315		(5.00%)	(23.23%)

Global Growth

2002			07/15/02	7.52	7.24	196,418	9,523	2,578	(21.08%)	(21.08%)	(6.69%)
2001	04/16/01	06/19/01		9.53	9.06	91,333	4,648		(8.27%)	(8.54%)

Equity Index

2002			02/22/02	7.57	7.17	2,382,816	120,006	922	(23.88%)	(23.88%)	(18.85%)
2001	04/05/01	04/11/01		9.95	9.30	1,209,353	42,899		(0.99%)	(2.26%)

Small-Cap Index

2002				8.53	7.70	971,831	110,740	3,905	(22.75%)	(22.75%)	(21.78%)
2001	04/19/01	05/02/01	08/13/01	11.04	9.84	186,900	46,235	1,032	2.75%	(1.20%)	2.53%

Real Estate (3)

2002			02/19/02	10.66	9.99	742,357	69,432	2,112	(2.29%)	(2.29%)	(1.96%)
2001	04/10/01	04/11/01		10.91	10.09	323,797	25,918		10.42%	12.27%

Inflation Managed

2002			02/22/02	11.35	11.57	2,692,681	350,553	2,074	13.16%	13.16%	13.54%
2001	04/05/01	04/11/01		10.03	10.10	772,661	44,662		0.43%	0.97%

Managed Bond

2002			07/15/02	11.17	11.46	5,940,033	427,801	2,942	8.74%	8.74%	5.49%
2001	04/05/01	04/10/01		10.27	10.41	2,643,122	154,159		2.80%	3.47%

Money Market

2002			11/25/02	10.03	10.17	3,129,500	567,037	590	(0.59%)	(0.59%)	0.03%
2001	04/05/01	04/11/01		10.09	10.10	2,157,872	431,931		0.91%	0.86%

High Yield Bond

2002			02/22/02	9.09	9.49	1,241,320	76,951	318	(4.91%)	(4.91%)	(2.61%)
2001	04/05/01	04/11/01		9.56	9.86	406,825	18,704		(2.94%)	(3.03%)

Equity Income (4)
2002	01/04/02	01/10/02	07/15/02	8.47	8.58	466,253	42,555	1,130	(17.33%)	(16.53%)	(3.05%)

Research (4)
2002	01/11/02	03/20/02		7.73	7.82	52,387	2,601		(23.06%)	(22.38%)

Equity

2002				7.31	6.61	529,832	23,890		(27.97%)	(27.97%)
2001	04/10/01	06/08/01		10.15	9.07	388,844	14,981		(2.51%)	(13.83%)

Aggressive Equity

2002			07/15/02	8.07	6.75	369,398	51,139	1,565	(26.58%)	(26.58%)	(8.50%)
2001	04/10/01	04/10/01		10.99	9.07	113,526	15,249		4.92%	4.92%

Large-Cap Value

2002			07/15/02	7.49	7.33	4,854,748	291,744	3,654	(24.49%)	(24.49%)	(6.83%)
2001	04/10/01	05/01/01		9.92	9.59	1,787,341	85,595		(2.58%)	(8.40%)

See Notes to Financial Statements	See explanation of references on H-13

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Total Net Assets at End of Year (in $000's)		Ratios of Investment Income to Average Net Assets (6)

Variable Accounts	2002	2001	2002	2001

Blue Chip (7)	$477,035	$399,449	0.13%	0.12%

Aggressive Growth (7)	38,543	65,995	0.00%	0.00%

Emerging Markets	96,542	93,715	0.51%	0.14%

Diversified Research	172,513	187,682	0.29%	0.25%

Small-Cap Equity	172,660	228,662	0.51%	15.57%

International Large-Cap	387,361	374,447	0.93%	0.82%

I-Net Tollkeeper	34,687	60,855	0.00%	0.00%

Financial Services (7)	54,325	51,666	0.25%	0.47%

Health Sciences (7)	63,160	70,563	0.00%	0.00%

Technology (7)	34,306	42,027	0.00%	0.00%

Telecommunications (7)	13,088	13,924	0.01%	0.14%

Multi-Strategy	295,652	375,938	3.13%	2.66%

Large-Cap Core (2)	408,214	694,811	0.70%	1.70%

Strategic Value	64,298	71,145	0.10%	0.40%

Growth LT	859,556	1,282,100	1.02%	16.55%

Focused 30	31,967	47,227	0.16%	0.07%

Mid-Cap Value	554,894	606,359	6.88%	3.28%

International Value	609,313	597,761	1.04%	2.55%

Capital Opportunities (7)	118,604	114,712	0.21%	0.20%

Mid-Cap Growth (7)	75,943	81,283	0.00%	0.00%

Global Growth (7)	22,884	19,602	0.00%	0.00%

Equity Index	731,684	970,855	9.64%	1.41%

Small-Cap Index	224,678	154,533	0.85%	8.88%

Real Estate (3)	223,697	171,783	5.59%	3.92%

Inflation Managed	969,025	437,761	2.45%	3.55%

Managed Bond	1,807,539	1,443,776	5.43%	5.08%

Money Market	1,128,294	1,048,968	1.41%	3.57%

High Yield Bond	356,950	284,405	8.82%	9.72%

Equity Income (4)	91,362	—	1.59%

Research (4)	5,290	—	0.78%

Equity	247,642	444,528	0.34%	6.08%

Aggressive Equity	156,379	194,874	0.00%	0.00%

Large-Cap Value	804,079	775,383	1.09%	3.79%

Prudential Jennison (8)	410	451	0.00%	0.00%

Value (8)	590	472	1.24%	28.39%

SP Jennison International Growth (8)	363	153	0.00%	0.00%

SP Prudential U.S. Emerging Growth (8)	180	104	0.00%	0.00%

Explanation of References for Financial Highlights on H-1 through H-13

(1)	Total returns reflect a deduction for mortality and expense risk, administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 0.40% to 2.00% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(3)	The Real Estate Variable Account was formerly named REIT Variable Account.

(4)	Operations commenced on January 2, 2002.

(5)	All purchased units were fully redeemed prior to end of the year.

(6)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

(7)	Operations commenced on January 2, 2001.

(8)	Operations commenced on September 6, 2001.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-seven subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, Large-Cap Value, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts. The assets in each of the first thirty-three Variable Accounts are invested in shares of the corresponding portfolios of the Pacific Select Fund and the assets of the last four Variable Accounts are invested in the Class II shares of the corresponding portfolios of the Prudential Series Fund, Inc. (collectively, the “Funds”). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2002: The Equity Income and Research Variable Accounts. Both Variable Accounts commenced operations on January 2, 2002.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, Aggressive Equity, Prudential Jennison, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Contracts funded by the Separate Account currently being sold include the Pacific Portfolios, Pacific One, Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey. Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and the Premier Death Benefit Rider. These death benefit riders are not available to owners of Pacific Portfolios and Pacific One Contracts. Pacific Life charges the Separate Account daily for mortality and expense (M&E) risks assumed, administrative costs incurred in operating the Separate Account and issuing and administering the Contracts, and additional death benefit rider charges for Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

Pacific Portfolio,Pacific One, Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider

M&E Risk Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Innovations Select and Pacific One Select Contracts

M&E Risk Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Pacific Odyssey Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider

M&E Risk Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges, if any (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year	$438,963	$71,113	$99,788	$186,311	$243,972	$392,529

Add: Total net proceeds from policy and M&E transactions	248,107	58,985	142,203	84,441	121,215	822,288

Reinvested distributions from the Funds:

(a) Dividends from net investment income	578	—	520	505	1,100	3,495

(b) Distributions from capital gains	—	—	—	—	—	—

Sub-Total	687,648	130,098	242,511	271,257	366,287	1,218,312

Less: Cost of investments disposed during the year	55,354	85,612	145,238	60,244	151,193	836,364

Total cost of investments at end of year	632,294	44,486	97,273	211,013	215,094	381,948

Add: Unrealized appreciation (depreciation)	(155,233)	(5,941)	(725)	(38,491)	(42,425)	5,431

Total market value of investments at end of year	$477,061	$38,545	$96,548	$172,522	$172,669	$387,379

	I-Net Tollkeeper	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy

Total cost of investments at beginning of year	$99,854	$52,029	$67,937	$43,951	$17,502	$402,491

Add: Total net proceeds from policy and M&E transactions	31,427	42,684	40,118	31,237	13,902	51,252

Reinvested distributions from the Funds:

(a) Dividends from net investment income	—	149	—	—	1	6,720

(b) Distributions from capital gains	—	—	—	—	—	3,764

Sub-Total	131,281	94,862	108,055	75,188	31,405	464,227

Less: Cost of investments disposed during the year	83,989	34,369	33,578	26,520	14,393	104,285

Total cost of investments at end of year	47,292	60,493	74,477	48,668	17,012	359,942

Add: Unrealized depreciation	(12,603)	(6,164)	(11,313)	(14,360)	(3,923)	(64,273)

Total market value of investments at end of year	$34,689	$54,329	$63,164	$34,308	$13,089	$295,669

	Large-Cap Core (1)	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$803,734	$76,402	$1,958,314	$52,423	$520,240	$627,796

Add: Total net proceeds from policy and M&E transactions	42,410	56,619	174,664	14,065	246,790	1,765,762

Reinvested distributions from the Funds:

(a) Dividends from net investment income	3,751	74	10,283	65	2,595	6,312

(b) Distributions from capital gains	—	—	—	—	39,213	—

Sub-Total	849,895	133,095	2,143,261	66,553	808,838	2,399,870

Less: Cost of investments disposed during the year	218,567	54,736	562,999	23,329	225,152	1,813,606

Total cost of investments at end of year	631,328	78,359	1,580,262	43,224	583,686	586,264

Add: Unrealized appreciation (depreciation)	(223,087)	(14,058)	(720,656)	(11,256)	(28,759)	23,022

Total market value of investments at end of year	$408,241	$64,301	$859,606	$31,968	$554,927	$609,286

(1)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Capital Opportunities	Mid-Cap Growth	Global Growth	Equity Index	Small-Cap Index	Real Estate (1)	Inflation Managed

Total cost of investments at beginning of year	$128,117	$84,952	$20,203	$1,029,147	$151,507	$151,807	$425,890

Add: Total net proceeds from policy and M&E transactions	59,728	62,402	50,578	227,262	200,059	145,775	573,283

Reinvested distributions from the Funds:

(a) Dividends from net investment income	237	—	—	11,076	1,734	6,207	7,364

(b) Distributions from capital gains	—	—	—	69,833	—	6,286	9,239

Sub-Total	188,082	147,354	70,781	1,337,318	353,300	310,075	1,015,776

Less: Cost of investments disposed during the year	28,845	27,903	47,300	358,294	83,410	94,589	141,618

Total cost of investments at end of year	159,237	119,451	23,481	979,024	269,890	215,486	874,158

Add: Unrealized appreciation (depreciation)	(40,626)	(43,503)	(599)	(247,294)	(45,201)	8,223	94,931

Total market value of investments at end of year	$118,611	$75,948	$22,882	$731,730	$224,689	$223,709	$969,089

	Managed Bond	Money Market	High Yield Bond	Equity Income (2)	Research (2)	Equity	Aggressive Equity

Total cost of investments at beginning of year	$1,415,481	$1,048,059	$305,816	$—	$—	$602,733	$208,969

Add: Total net proceeds from policy and M&E transactions	477,931	2,911,407	333,985	130,771	7,872	44,828	110,739

Reinvested distributions from the Funds:

(a) Dividends from net investment income	74,938	15,571	26,614	802	16	1,141	—

(b) Distributions from capital gains	12,339	—	—	—	—	—	—

Sub-Total	1,980,689	3,975,037	666,415	131,573	7,888	648,702	319,708

Less: Cost of investments disposed during the year	285,358	2,847,631	299,950	31,892	2,534	248,668	119,502

Total cost of investments at end of year	1,695,331	1,127,406	366,465	99,681	5,354	400,034	200,206

Add: Unrealized appreciation (depreciation)	112,334	1,047	(9,533)	(8,314)	(64)	(152,377)	(43,818)

Total market value of investments at end of year	$1,807,665	$1,128,453	$356,932	$91,367	$5,290	$247,657	$156,388

	Large-Cap Value	Prudential Jennison	Value	SP Jennison International Growth	SP Prudential U.S. Emerging Growth

Total cost of investments at beginning of year	$799,472	$422	$470	$146	$95

Add: Total net proceeds from policy and M&E transactions	325,346	1,313	497	8,720	196

Reinvested distributions from the Funds:

(a) Dividends from net investment income	8,449	—	8	—	—

(b) Distributions from capital gains	—	—	—	—	—

Sub-Total	1,133,267	1,735	975	8,866	291

Less: Cost of investments disposed during the year	119,852	1,345	247	8,507	50

Total cost of investments at end of year	1,013,415	390	728	359	241

Add: Unrealized appreciation (depreciation)	(209,293)	20	(138)	4	(61)

Total market value of investments at end of year	$804,122	$410	$590	$363	$180

(1)	The Real Estate Variable Account was formerly named REIT Variable Account.
(2)	Operations commenced during 2002 (See Note 1 to Financial Statements).

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, Large-Cap Value, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts) as of December 31, 2002, the related statements of operations for the year then ended (as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002), and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, Global Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts, for the year ended December 31, 2002, and for each of the periods from commencement of operations through December 31, 2001, and as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 19, 2003

J-1

Annual Reports

as of December 31, 2002

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 2143-3A